Investment in Affiliate - Summary of Investment in Affiliate (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Equity Method Investments [Line Items]
Description of business	Management of resort facilities
Acquisition Date	March 2006
Ownership %	20.40%	20.40%	20.40%